STOCK-BASED COMPENSATION (Tables) - Ensysce Biosciences, Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SCHEDULE OF STOCK OPTION OUTSTANDING

As of June 30, 2021 and December 31, 2020, the options outstanding under each plan were as follows:

	June 30,	December 31,
	2021	2020
Legacy Plans	264,866	543,106
2016 Plan	4,034,332	4,034,332
2019 Directors Plan	144,870	151,455
Total options outstanding	4,444,068	4,728,893

SCHEDULE OF COMMON STOCK FUTURE ISSUANCE

The following shares of common stock are reserved for future issuance:

June 30, 2021
Stock options outstanding	4,444,068
Stock options available for future grant under 2021 Omnibus Incentive Plan	1,000,000
Warrants outstanding	18,901,290
Total shares of common stock reserved for future issuance	24,345,358

SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2021:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2020	4,728,893	$2.28	6.80	$1,817,383
Granted	—	—	—	—
Exercised	(284,825)	0.91	—	472,453
Expired / Forfeited	—	—	—	—
Outstanding at June 30, 2021	4,444,068	2.40	6.50	53,714,731
Exercisable at June 30, 2021	4,337,971	2.38	6.40	52,524,462
Vested and expected to vest	4,444,068	2.40	6.50	53,714,731

The following table summarizes the Company’s stock option activities for the years ended December 31, 2020 and 2019:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2018	2,867,408	$1.97	7.3	$2,209,192
Granted	2,983,005	$2.59	9.2
Expired / Forfeited	(130,771)	$0.46		$285,269
Outstanding at December 31, 2019	5,719,642	$2.28	8.0	$1,923,924
Granted	131,700	$3.35	9.3
Expired / Forfeited	(1,122,449)	$2.43		$106,541
Outstanding at December 31, 2020	4,728,893	$2.28	6.8	$1,817,383
Exercisable at December 31, 2020	4,443,546	$2.28	6.7	$1,700,715
Vested and expected to vest	4,728,893	$2.28	6.8	$1,817,383

SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows:

Six months ended
June 30, 2020
Stock price	$2.58
Exercise price	$3.34
Expected stock price volatility	124.0%
Expected term (years)	5.8
Risk-free interest rate	1.52%
Expected dividend yield	0%

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows:

	For the years ended December 31,
	2020	2019
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	124.0%	105.0%
Risk-free interest rate	0.27% - 1.52%	2.21% - 2.56%
Stock price	$2.58	$2.58
Expected term (years)	5.8	5.0